Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Commitments

In addition to the commitments disclosed elsewhere in the Financial Statements, Greenfire has assumed commitments through its normal course of operations, primarily through transportation agreements.

($ thousands)	2026	2027	2028	2029	2030	Past 2030	Total
Transportation	37,300	37,434	37,637	37,805	37,281	218,721	406,178
Other(1)	674	1,095	1,135	1,175	1,190	3,654	8,923
Total commitments	$37,974	$38,529	$38,772	$38,980	$38,471	$222,375	$415,101

(1)	Amounts include $3.9 million under lease agreements to which the Company is committed but that have not yet commenced.